S000026520 [Member] Performance Management - Nuveen Global Equity Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Additional Market Index [Text]	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives.
Bar Chart Narrative [Text Block]
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Return*
Bar Chart Closing [Text Block]	During the ten-year period ended December 31, 2024, the Fund’s highest and lowest quarterly returns were 16.05% and -27.59%, respectively, for the quarters ended June 30, 2020 and March 31, 2020.
Performance Table Heading	Average Annual Total Returns for the Periods EndedDecember 31, 2024
Performance Table Narrative
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	www.nuveen.com/performance
Performance Availability Phone [Text]	(800) 257-8787
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	21.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	16.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(27.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020